THE E-VALUATOR CONSERVATIVE (15% - 30%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

57.73%	EXCHANGE TRADED FUNDS
17.87%	AGGREGATE BOND
	iShares Core Total USD Bond Market ETF	108,785	$ 5,910,289
	iShares Ultra Short-Term Bond ETF	5,464	276,260
	JPMorgan Ultra-Short Income ETF	5,447	276,326
	Vanguard Intermediate Term Bond ETF	36,923	3,440,854
			9,903,729
2.17%	BROAD MARKET

	iShares Core Dividend Growth ETF	32,017	1,203,839
2.98%	CONVERTIBLE BOND

	iShares Convertible Bond ETF	23,238	1,648,968
14.03%	CORPORATE

	iShares 0-5 Year Investment Grade Corporate Bond ETF	23,153	1,206,850
	iShares Intermediate-Term Corporate Bond ETF	33,409	2,017,235
	Pimco Investment Grade Corporate Bond Index ETF	3,649	416,989
	ProShares Investment Grade-Interest Rate Hedged EFT	19,612	1,384,411
	SPDR Portfolio Corporate Bond ETF	15,777	555,666
	SPDR Portfolio High Yield Bond ETF	23,162	567,701
	VanEck Vectors Investment Grade Floating Rate Bond EFT	19,901	498,042
	Vanguard Short-Term Corporate Bond ETF	13,611	1,125,085
			7,771,979
5.13%	CORPORATE HIGH YIELD

	iShares Short-Term Corporate Bond ETF	14,384	786,949
	Vanguard Intermediate-Term Corporate Bond ETF	21,594	2,054,453

			2,841,402
3.09%	FIXED INCOME EMERGING MARKET
	Vanguard Emerging Markets Government Bond ETF	22,003	1,710,953
0.56%	GLOBAL MARKETS

	iShares Global 100 ETF	2,688	141,873
	iShares MSCI World ETF	1,857	171,104

			312,977
1.20%	INTERNATIONAL

	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	2,940	80,615
	iShares Currency Hedged MSCI EAFE Small-Cap EFT	2,859	78,360
	Renaissance International IPO ETF	2,756	78,292
	Vanguard FTSE Developed Markets ETF	5,339	207,100
	WisdomTree Dynamic Currency Hedged International Equity ETF	2,160	54,756
	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	8,084	164,752

			663,875
8.73%	LARGE CAP
	Invesco QQQ Trust Series 1 EFT	960	237,696
	Invesco S&P 500 Top 50 ETF	1,216	289,286
	iShares Russell Top 200 ETF	3,121	231,048
	Schwab U.S. Dividend Equity ETF	16,310	844,043
	Schwab U.S. Large-Cap Growth ETF	15,572	1,581,181
	SPDR Portfolio S&P 500 Value ETF	19,529	565,950
	Vanguard Large-Cap EFT	6,088	870,584
	Vanguard Mega Cap Value ETF	2,933	214,754

			4,834,542

THE E-VALUATOR CONSERVATIVE (15% - 30%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

1.59%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	901	$264,173
	Schwab U.S. Mid-Cap ETF	2,111	111,081
	Vanguard Mid-Cap ETF	361	59,172
	Vanguard Large-Cap ETF	1,526	251,912
	Vanguard Mega Cap Value ETF	2,012	192,548
			878,886
0.38%	SMALL CAP
	Vanguard Small-Cap ETF	653	95,155
	Vanguard Small-Cap Growth ETF	296	59,082
	Vanguard Small-Cap Value ETF	537	57,416
			211,653
57.73%	TOTAL EXCHANGE TRADED FUNDS		31,982,803
42.03%	MUTUAL FUNDS

11.84%	AGGREGATE BOND
	Baird Core Plus Bond Fund Institutional Class	116,660	1,408,083
	John Hancock Bond Fund R6 Class	8,139	135,182
	JPMorgan Unconstrained Debt Fund R6 Class	155,630	1,529,841
	Nuveen Strategic Income fund R6 Class	18,019	193,344
	Vanguard Intermediate-Term Bond Index Fund Admiral Class	261,771	3,295,695
			6,562,145
5.28%	BANK LOANS
	Shenkman Capital Floating Rate High Income Fund Institutional Class	161,257	1,448,092
	T. Rowe Price Institutional Floating Rate Fund	159,269	1,478,019

			2,926,111
4.49%	BLEND LARGE CAP
	DFA Enhanced U.S. Large Company Portfolio Institutional Class	22,246	294,312
	DFA U.S. Large Company Portfolio Institutional Class	29,773	707,695
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	10,829	290,327
	Schwab S&P 500 Index Fund	24,972	1,195,420
			2,487,754
0.61%	BLEND MID CAP
	Vanguard Mid-Cap Index Fund Admiral Class	1,658	336,590
0.09%	BLEND SMALL CAP

	Schwab Small-Cap Index Fund	1,880	47,678
1.69%	CONVERTIBLE
	AllianzGl Convertible Fund Institutional Class	28,269	933,997

THE E-VALUATOR CONSERVATIVE (15% - 30%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

0.58%	EMERGING MARKET STOCK
	American Funds New World Fund F3 Class	2,726	$186,458
	JPMorgan Emerging Markets Equity Fund R6 Class	4,304	136,516

			322,974
1.07%	EMERGING MARKETS BOND

	Vanguard Emerging Markets Bond Fund Admiral Class	22,387	595,262
3.32%	FOREIGN AGGREGATE
	Dodge & Cox Global Bond Fund	161,060	1,839,309
0.78%	FOREIGN BLEND

	AB FlexFee International Strategic Core Portfolio Advisor Class	17,339	174,779.00
	AB Global Core Equity Portfolio Advisor Class	4,362	56,144
	Vanguard Global Minimum Volatility Fund Admiral Class	1,065	27,260
	Vanguard Total World Stock Index Fund Admiral Class	6,579	174,880

			433,063
0.01%	FOREIGN GOVERNMENT

	DFA World ex US Government Fixed Income Portfolio Institutional Class	127	1,354
1.63%	FOREIGN GROWTH
	American Funds SMALLCAP World Fund F3 Class	925	56,302
	Fidelity Advisor International Growth Fund Institutional Class	3,707	57,312
	Harbor Global Leaders Fund Institutional Class	15,203	476,302
	Vanguard International Growth Fund Admiral Class	2,726	314,933
			904,849
0.23%	FOREIGN VALUE

	Vanguard International Value Fund Investor Class	4,022	128,018
0.97%	GROWTH BROAD MARKET

	American New Perspective Fund R6 Class	11,212	536,816
3.56%	GROWTH LARGE CAP

	AB FlexFee Large Cap Growth Portfolio Advisor Class	22,389	380,829
	Calvert U.S. Large Cap Growth Responsible Index Fund Institutional Class	6,648	237,327
	JPMorgan Large Cap Growth Fund R6 Class	8,268	418,837
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	16,323	651,451
	Vanguard U.S. Growth Fund Admiral Class	2,146	285,594

			1,974,038
0.14%	GROWTH SMALL CAP

	JPMorgan Small Cap Growth Fund R6 Class	3,483	77,359
3.61%	HIGH YIELD BOND

	AB FlexFee High Yield Portfolio Advisor Class	61,030	548,046
	Hartford Strategic Income Fund Y Class	49,354	434,316
	Vanguard High-Yield Corporate Fund Admiral Class	181,678	1,019,215
			2,001,577

THE E-VALUATOR CONSERVATIVE (15% - 30%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

0.47%	VALUE BROAD MARKET
	JPMorgan Growth and Income Fund R6 Class	5,325	$259,330
1.01%	VALUE LARGE CAP
	Vanguard Value Index Fund Institutional Class	14,432	561,423
0.51%	VALUE MID CAP

	MFS Mid Cap Value Fund R6 Class	10,871	229,052
	Vanguard Mid-Cap Value Index Fund Admiral Class	1,023	50,686

			279,738
0.14%	VALUE SMALL CAP

	MFS New Discovery Value Fund R6 Class	5,888	78,305
42.03%	TOTAL MUTUAL FUNDS		23,287,690
2.15%	MONEY MARKET FUNDS

	Goldman Sachs FS Government Fund, Institutional 0.15%*	1,188,253	1,188,253

101.91%	TOTAL INVESTMENTS		56,458,746
-1.91%	Liabilities, net of other assets		(1,055,903)

100.00%	NET ASSETS		$55,402,843

* Effective 7 day yield as of June 30, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
Quoted Prices		Inputs	Inputs		Total

Exchange Traded Funds	$31,982,803	$-		$-	$31,982,803
Mutual Funds	23,287,690	-		-	23,287,690
Money Market Funds	1,188,253	-		-	1,188,253
Total Investments	$56,458,746	$-		$-	$56,458,746

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2020.
At June 30, 2020, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $53,146,131 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$3,475,251
		Gross unrealized depreciation			(162,636)

		Net unrealized appreciation			$3,312,615